Schedule of Accounts Receivable (Details) - USD ($)	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Credit Loss [Abstract]
Accounts receivable	$ 410,248	$ 370,968
Allowance for expected credit losses	(25,614)	(25,217)	$ (20,494)
Accounts receivable, net	$ 384,634	$ 345,751